Shareholder Report, Average Annual Return (Details) 192150_Kurv Technology Titans Select ETF_TF_TSR Annual {TF}		12 Months Ended	22 Months Ended
	Jul. 22, 2024	May 31, 2026	May 31, 2026
Kurv Technology Titans Select ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Technology Titans Select ETF NAV
Average Annual Return, Percent		46.38%	27.11%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		29.78%	19.62%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Total Return Index
Average Annual Return, Percent	26.64%	43.09%